UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [X]; Amendment Number:     1
                                                ------------
  This Amendment (Check only one.):    [X] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Perceptive Advisors LLC
Address:       7284 West Palmetto Park Road, Suite 301
               Boca Raton, FL 33433

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          Joseph Edelman
Title:         Managing Member
Phone:         561-391-7770

Signature, Place, and Date of Signing:

/s/ Joseph Edelman             New York, NY           August 18, 2005
------------------             ------------           ---------------
   [Signature]                 [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)


                                                           Fair
                             Title                         Market    Shares/
                             Of                            Value     Prn        SH/    Put/    OTHER     INVESTMENT   VOTING
NAME OF ISSUER               Class           Cusip        (x1000)    Amount     PRN    Call    MANAGERS  DISCRETION  AUTHORITY
--------------               -------------- --------- ----------- ---------- ------ -------- ---------- ----------- -----------
ABGENIX INC                  COM            00339B107       1,492     162000    SH              N/A        SOLE       SOLE
AEROGEN INC                  COM NEW        7779309             7      15148    SH              N/A        SOLE       SOLE
AMGEN INC                    COM            31162100       32,260     482000    SH              N/A        SOLE       SOLE
ANDRX CORP DEL               ANDRX GROUP    34553107        3,854     189000    SH              N/A        SOLE       SOLE
ANTIGENICS INC DEL           COM            0370329U5         243      45000             P      N/A        SOLE       SOLE
ARENA PHARMACEUTICALS INC    COM            40047102        1,211     171300    SH              N/A        SOLE       SOLE
ARIAD PHARMACEUTICALS INC    COM            04033A100       5,631     853200    SH              N/A        SOLE       SOLE
ARRAY BIOPHARMA INC          COM            04269X105       5,353     812287    SH              N/A        SOLE       SOLE
AVANIR PHARMACEUTICALS       CL A           05348P104       2,326     788601    SH              N/A        SOLE       SOLE
AVANIR PHARMACEUTICALS       CL A           05348P104       1,787     605700    SH              N/A        SOLE       SOLE
BIOENVISION INC              COM            09059N100       4,191     547167    SH              N/A        SOLE       SOLE
BIOGEN IDEC INC              COM            09062X103         626      18000    SH              N/A        SOLE       SOLE
BIOGEN IDEC INC              COM            09062X103       6,257     180000    SH              N/A        SOLE       SOLE
BIOGEN IDEC INC              COM            09062X103       3,299      94900    SH              N/A        SOLE       SOLE
BIOMARIN PHARMACEUTICAL INC  COM            09061G101         134      18000    SH              N/A        SOLE       SOLE
CAMBRIDGE ANTIBODY TECH GP   SPONSORED ADR  132148107       2,411     207891    SH              N/A        SOLE       SOLE
CARDIOME PHARMA CORP         COM NEW        14159U202         512      85500    SH              N/A        SOLE       SOLE
CELGENE CORP                 COM            1510209S5       1,835      45000             P      N/A        SOLE       SOLE
CELGENE CORP                 COM            151020104       5,015     123000    SH              N/A        SOLE       SOLE
CEPHALON INC                 COM            1567089T8         717      18000             P      N/A        SOLE       SOLE
CEPHALON INC                 COM            1567089T8       1,075      27000             P      N/A        SOLE       SOLE
CHARTERMAC                   SH BEN INT     160908109       8,728     389800    SH              N/A        SOLE       SOLE
COLLAGENEX PHARMACEUTICALS I COM            19419B100         654      90250    SH              N/A        SOLE       SOLE
CONNETICS CORP               COM            2081929G1         594      45000             C      N/A        SOLE       SOLE
CORCEPT THERAPEUTICS INC     COM            218352102         119      20870    SH              N/A        SOLE       SOLE
CUBIST PHARMACEUTICALS INC   COM            229678107         420      31500    SH              N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3         391       9000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3         391       9000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P102         577      13500    SH              N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       5,354     123400             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       1,055     243000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       1,953      45000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       3,905      90000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       3,905      90000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P102      45,626    1067029    SH              N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       2,343      54000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3         781      18000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       2,170      50000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P102       5,248     122720    SH              N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3       1,302      30000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P9S3         434      10000             P      N/A        SOLE       SOLE
CYBERONICS INC               COM            23251P102       1,710      40000    SH              N/A        SOLE       SOLE
CYPRESS BIOSCIENCES INC      COM PAR $.02   2326749U7       5,395     408700             P      N/A        SOLE       SOLE
CYPRESS BIOSCIENCES INC      COM PAR $.02   2326749I4         601      45500             C      N/A        SOLE       SOLE
CYPRESS BIOSCIENCES INC      COM PAR $.02   2326749I4         428      33300             C      N/A        SOLE       SOLE
DEPOMED INC                  COM            249908104         403      90000    SH              N/A        SOLE       SOLE
DOV PHARMACEUTICAL INC       COM            259858108       3,109     161650    SH              N/A        SOLE       SOLE
EMISPHERE TECHNOLOGIES INC   COM            291345106         417     105506    SH              N/A        SOLE       SOLE
ENDO PHARMACEUTICALS HLDGS I COM            29264F205         231       9000    SH              N/A        SOLE       SOLE
ENZON PHARMACEUTICALS INC    NOTE  4.500% 7/293904AB4           8   33210000   PRN              N/A        SOLE       SOLE
EYETECH PHARMACEUTICALS INC  COM            3022979U2         569      45000             P      N/A        SOLE       SOLE
FIRST HORIZON PHARMACEUTICAL COM            32051K106       9,554     453000    SH              N/A        SOLE       SOLE
FISHER SCIENTIFIC INTL INC   COM NEW        338032204       1,157      18000    SH              N/A        SOLE       SOLE
FLAMEL TECHNOLOGIES SA       SPONSORED ADR  338488109       5,170     272102    SH              N/A        SOLE       SOLE
GENENTECH INC                COM NEW        368710406      31,420     378600    SH              N/A        SOLE       SOLE
GENITOPE CORP                COM            37229P9H6         578      45000             C      N/A        SOLE       SOLE
GENITOPE CORP                COM            37229P9H6         578      45000             C      N/A        SOLE       SOLE
GENITOPE CORP                COM            37229P9I4       3,582     279000             C      N/A        SOLE       SOLE
GENITOPE CORP                COM            37229P9I4       7,511     585000             C      N/A        SOLE       SOLE
GENZYME CORP                 COM            372917104      33,839     566345    SH              N/A        SOLE       SOLE
GILEAD SCIENCES INC          COM            375558103       3,686      81020    SH              N/A        SOLE       SOLE
HUMAN GENOME SCIENCES INC    COM            444903108         548      45000    SH              N/A        SOLE       SOLE
IMCLONE SYS INC              COM            45245W109         287       9000    SH              N/A        SOLE       SOLE
IMCLONE SYS INC              COM            45245W109       5,013     157000    SH              N/A        SOLE       SOLE
IMCLONE SYS INC              COM            45245W109       1,868      58500    SH              N/A        SOLE       SOLE
IMMUNICON CORP DEL           COM            45260A107         918     182926    SH              N/A        SOLE       SOLE
INTERMUNE INC                COM            45884X103         870      63000    SH              N/A        SOLE       SOLE
INTERMUNE INC                COM            45884X103         138      10000    SH              N/A        SOLE       SOLE


ISOLAGEN INC                 COM            46488N103       6,143    1452186    SH              N/A        SOLE       SOLE
IVAX CORP                    COM            465823102         375      18000    SH              N/A        SOLE       SOLE
IVAX CORP                    COM            465823102       1,686      81000    SH              N/A        SOLE       SOLE
IVAX CORP                    COM            465823102         281      13500    SH              N/A        SOLE       SOLE
JOHNSON & JOHNSON            COM            478160104       3,682      57600    SH              N/A        SOLE       SOLE
LIGAND PHARMACEUTICALS INC   CL B           53220K207         800     112500    SH              N/A        SOLE       SOLE
MEDICIS PHARMACEUTICAL CORP  CL A NEW       584690309       8,470     270000    SH              N/A        SOLE       SOLE
MEDTRONIC INC                COM            585055106      15,376     297000    SH              N/A        SOLE       SOLE
MGI PHARMA INC               COM            552880106      11,105     486000    SH              N/A        SOLE       SOLE
MILLENNIUM PHARMACEUTICALS I COM            599902103       4,010     423000    SH              N/A        SOLE       SOLE
NEKTAR THERAPEUTICS          COM            640268108       3,388     188448    SH              N/A        SOLE       SOLE
NEOPHARM INC                 COM            6409199G3         270      27000             C      N/A        SOLE       SOLE
NEUROCHEM INC                COM            64125K101       1,492     140500    SH              N/A        SOLE       SOLE
NITROMED INC                 COM            654798503         382      16400    SH              N/A        SOLE       SOLE
NITROMED INC                 COM            6547989S8         350      18000             P      N/A        SOLE       SOLE
NITROMED INC                 COM            654798503         419      18000    SH              N/A        SOLE       SOLE
NITROMED INC                 COM            654798503         466      20000    SH              N/A        SOLE       SOLE
NOVEN PHARMACEUTICALS INC    COM            670009109       4,228     240500    SH              N/A        SOLE       SOLE
OCCULOGIX INC                COM            67461T107         906     108100    SH              N/A        SOLE       SOLE
PENWEST PHARMACEUTICALS CO   COM            709754105       1,305     108950    SH              N/A        SOLE       SOLE
PHARMACOPEIA DRUG DISCVRY IN COM            7171EP101         511     130500    SH              N/A        SOLE       SOLE
PROGENICS PHARMACEUTICALS IN COM            743187106          67       3060    SH              N/A        SOLE       SOLE
PROGENICS PHARMACEUTICALS IN COM            743187106      33,861    1546864    SH              N/A        SOLE       SOLE
PROGENICS PHARMACEUTICALS IN COM            743187106         755      34500    SH              N/A        SOLE       SOLE
PROTEIN DESIGN LABS INC      COM            74369L103       7,234     351000    SH              N/A        SOLE       SOLE
SCHERING PLOUGH CORP         PFD CONV MAND  806605606         901      18000    SH              N/A        SOLE       SOLE
SEPRACOR INC                 COM            817315104       7,244     126000    SH              N/A        SOLE       SOLE
SERONO S A                   SPONSORED ADR  81752M101       1,596      99000    SH              N/A        SOLE       SOLE
SIERRA HEALTH SVCS INC       COM            826322109       1,064      14400    SH              N/A        SOLE       SOLE
SIERRA HEALTH SVCS INC       COM            826322109       6,459      87400    SH              N/A        SOLE       SOLE
SUPERGEN INC                 COM            868059106         274      51750    SH              N/A        SOLE       SOLE
SUPERGEN INC                 COM            8680599G3         323      65300             C      N/A        SOLE       SOLE
SUPERGEN INC                 COM            868059106       5,087     959800    SH              N/A        SOLE       SOLE
SUPERGEN INC                 COM            8680599H1         178      36000             C      N/A        SOLE       SOLE
SUPERGEN INC                 COM            8680599J7         178      36000             C      N/A        SOLE       SOLE
SUPERGEN INC                 COM            868059106         859     162000    SH              N/A        SOLE       SOLE
TARO PHARMACEUTICAL INDS LTD ORD            M8737E108         491      18000    SH              N/A        SOLE       SOLE
TEVA PHARMACEUTICAL INDS LTD ADR            881624209       4,419     146700    SH              N/A        SOLE       SOLE
TRIAD HOSPITALS INC          COM            89579K109       8,424     153000    SH              N/A        SOLE       SOLE
VERTEX PHARMACEUTICALS INC   COM            92532F100       6,181     367270    SH              N/A        SOLE       SOLE
VI TECHNOLOGIES INC          COM NEW        917920209       2,431     482258    SH              N/A        SOLE       SOLE
VICURON PHARMACEUTICALS INC  COM            926471103      11,060     396000    SH              N/A        SOLE       SOLE
VICURON PHARMACEUTICALS INC  COM            926471103       1,951      69850    SH              N/A        SOLE       SOLE
VIROPHARMA INC               NOTE  6.000% 3/928241AC2           9   17495000   PRN              N/A        SOLE       SOLE
WELLPOINT INC                COM            94973V107      43,414     621000    SH              N/A        SOLE       SOLE
ZONAGEN INC                  COM            98975L108       2,693     720000    SH              N/A        SOLE       SOLE


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         114
Form 13F Information Table Value Total:         $498,563
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE